Annual Total Returns [BarChart] - AZL MSCI Emerging Markets Equity Index Fund - AZL MSCI Emerging Markets Equity Index Fund Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(17.27%)
Annual Return 2012	21.04%
Annual Return 2013	(2.10%)
Annual Return 2014	(5.22%)
Annual Return 2015	(12.88%)
Annual Return 2016	9.89%
Annual Return 2017	36.63%
Annual Return 2018	(15.46%)
Annual Return 2019	17.18%
Annual Return 2020	16.92%